STATEMENT OF ADDITIONAL INFORMATION

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

FLEXIBLE PREMIUM VARIABLE ADJUSTABLE UNIVERSAL LIFE INSURANCE POLICY

ONEAMERICA VUL

OFFERED BY

AMERICAN UNITED LIFE INSURANCE COMPANY®

ONE AMERICAN SQUARE

INDIANAPOLIS, INDIANA 46206-0368

(800) 537-6442

www.onemaerica.com

ANNUITY SERVICE OFFICE MAIL ADDRESS:

P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Individual Variable Life Unit Trust, dated May 1, 2024.

A Prospectus is available without charge by calling or writing to American United Life Insurance Company® at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

TABLE OF CONTENTS

Description	Page

GENERAL INFORMATION AND HISTORY	1

DISTRIBUTION OF CONTRACTS	1

SERVICES	1

ADDITIONAL INFORMATION ABOUT CHARGES	2

CUSTODY OF ASSETS	2

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	2

FINANCIAL STATEMENTS	2

i

GENERAL INFORMATION AND HISTORY

American United Life Insurance Company®

American United Life Insurance Company® (“AUL”) has its principal offices at One American Square, Indianapolis, Indiana, 46282. AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company (“AUMIHC”).

After conversion, AUMIHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the “Stock Holding Company”). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, AUMIHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. The principal underwriter for the flexible premium variable adjustable universal life insurance policy (the “Policy” or the “Contracts”) is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.

AUL American Individual Variable Life Unit Trust

The AUL American Individual Variable Life Unit Trust (the “Separate Account”) was established as a segregated investment account under Indiana law on July 10, 1997. It is used to support the Policies and may be used to support other variable life insurance contracts, and for other purposes permitted by law. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). AUL has established other segregated Investment Accounts, some of which also are registered with the SEC.

NON-PRINCIPAL RISKS

Natural and Man-Made Disasters and Catastrophes

In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic, could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc., located at One American Square, Indianapolis, IN 46282, is the Principal Underwriter and the Distributor for the Contracts described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the SEC as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life insurance policies. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulatory Authority (“FINRA”).

OneAmerica Securities, Inc. serves as the principal underwriter without compensation from the Separate Account.

SERVICES

To support the Portfolio Optimization Program offered under the Contract, AUL has engaged Mesirow Financial Investment Management, Inc., (“MFIM”), an independent entity unrelated to AUL, to create the asset allocation models for the Program. MFIM is an investment adviser registered under the Investment Advisers Act of 1940 located at 353 North Clark Street, Chicago, IL 60654. As compensation for its services, AUL currently pays MFIM a fee based on the amount of assets in the Portfolio Optimization Program. AUL pays compensation for these services from AUL’s company assets. More information about the Portfolio Optimization Program can be found in the Prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

Corporate and Group Purchasers and Case Exceptions

This Policy may be available for purchase by corporations and other groups or sponsoring organizations on a multiple-life case basis. When this Policy is applied for by an employer, association, or other group for itself or on behalf of employees, members, or other individuals associated with a group, we may issue such policies on a simplified or guaranteed underwriting basis. In addition, we reserve the right to reduce Premium Loads or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to, the total Premiums expected to be paid, total assets under management for the Owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the individual Policies and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by us on a uniform case basis. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Owners invested in the Separate Account.

Underwriting Procedures

You must submit a completed application to the Company, and we may require that the Insured have a medical examination. Acceptance of an application depends on the Company’s underwriting rules, and the Company reserves the right to reject an application. Applicants who meet the applicable guidelines may be eligible for Accelerated Underwriting without a medical examination. The underwriting risk class determined by the Company’s guidelines may impact your policy’s charges. For additional information on charges, please refer to the Contract prospectus, “Charges and Deductions”.

CUSTODY OF ASSETS

The assets of the Separate Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Portfolios underlying the Investment Accounts that are offered hereunder.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory financial statements of AUL, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations and changes in surplus, and of cash flow for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP Independent Registered Public Accounting Firm, as set forth in their report thereon, and are incorporated by reference herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Separate Account statements of net assets as of December 31, 2023 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP Independent Registered Public Accounting Firm, as set forth in their report thereon, and are incorporated by reference herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The December 31, 2023 financial statements of the Separate Account and the December 31, 2023 consolidated financial statements of AUL are incorporated into this SAI by reference to the Separate Account's most recent Form N-VPFS filed with the SEC.

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